Related party balances and transactions	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Related party balances and transactions

Note 7 – Related party balances and transactions

Related party balances

Due to shareholders

Name of Related Party	Relationship	Nature of Transaction	September 30, 2024	September 30, 2023

Ke Chen	Principal shareholder, Chief Executive Officer and director of the Company	Shareholder loans	$18,424	$35,685
Ni Jiang	Principal shareholder, chairwoman of the Company	Shareholder loans	38,354	—
Total			$56,778	$35,685

The amounts due to the shareholders were unsecured, interest-free and repayable on demand.

Lease liability- a related party

Name of Related Party	Relationship	Nature of Transaction	September 30,2024	September 30, 2023

Ke Chen	Principal shareholder, Chief Executive Officer and director of the Company	Lease	$75,940	$106,432

Related party transactions

Sales to a related party

Name of Related			For the Fiscal Years Ended September 30,
Party	Relationship	Nature	2024	2023	2022

Sichuan Shanyou Electromechanical Co., LTD	Controlled by Jinshan Yao (one of the Company’s principal shareholders) before July 13, 2023, no longer a related party as of July 13, 2023	Provision of service	$—	$—	$48,757

Loan guarantee provided by related parties

As of September 30, 2024, 2023 and 2022, Ke Chen and Jinshan Yao provided guarantees for the Company’s bank loans for up to $1,437,814, $1,456,848 and $1,450,118, respectively, and for counter guarantee to Chengdu Small Enterprise Financing Guarantee Co., Ltd. in relation to the Company’s bank loans amounted to $284,998, $1,233,553 and$1,405,778, respectively.

As of September 30, 2024, 2023 and 2022, Ke Chen provided guarantees for the Company’s loans borrowed from an independent third party amounted to nil, $67,960 and $386,589, respectively.

Pledges provided by related parties

As of September 30, 2024, two real estate properties owned by Jinshan Yao and Ke Chen’s immediate family were pledged to Bank of Chengdu for the Company’s bank loans amounted to $569,995.

As of September 2023 and 2022, two real estate properties owned by Jinshan Yao and Ke Chen’s immediate family were pledged to Chengdu Small Enterprise Financing Guarantee Co., Ltd. to counter guarantee the guarantee provided by Chengdu Small Enterprise Financing Guarantee Co., Ltd. in relation to the Company’s bank loans amounted to $822,368 and $1,405,778.

A store owned by Ke Chen was pledged to one of the Company’s major suppliers for a roll-over credit limit amounted to RMB1,000,000 (approximately $141,000) with a period of five years, expiring on March 16, 2026, that can be used during the Company’s purchase transaction. Additionally, a separate roll-over credit facility of RMB2,000,000 (approximately $285,000) has been granted by this major supplier for the Company’s purchase transaction during the fiscal year ended September 30, 2024, with a term of two months and an expiring date on the 60th day following the approval of the credit facility. This credit facility was guaranteed by Ke Chen and Jinshan Yao.

Lease arrangements with a related party

On August 1, 2021, the Company entered into an operating lease agreement with Ke Chen to rent an office of 485.12 square meters for annual rent of $40,486 (RMB288,000). The lease term is five years which ends on July 31, 2026.

On April 20, 2023, the Company entered into a lease agreement with Ke Chen to rent an office of 73.84 square meters for an annual rent of approximately $3,589 (RMB24,000). The lease term is five years which ends on April 19, 2028.